Insurance Contracts - Summary of Sensitivity to Insurance Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
KB Insurance Co., Ltd. | Non-life insurance | Lapse ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 495,870	₩ 337,969
KB Insurance Co., Ltd. | Non-life insurance | Loss ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 5,745,896	₩ 6,065,429
KB Insurance Co., Ltd. | Non-life insurance | Expense ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 413,073	₩ 503,132
KB Insurance Co., Ltd. | Non-life insurance | Discount rate
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	0.50%	0.50%
Effect on LAT	₩ 1,084,314	₩ 1,985,421
KB Life Insurance Co., Ltd. | Life insurance | Lapse ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 121,800	₩ 82,811
KB Life Insurance Co., Ltd. | Life insurance | Claim ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 60,023	₩ 50,899
KB Life Insurance Co., Ltd. | Life insurance | Expense ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 49,380	₩ 53,511
KB Life Insurance Co., Ltd. | Life insurance | Discount rate
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	0.50%	0.50%
Effect on LAT	₩ 417,625	₩ 482,638
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Lapse ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 212,126	₩ 114,427
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Claim ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 468,779	₩ 571,446
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Expense ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 125,063	₩ 157,924
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Discount rate
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	0.50%	0.50%
Effect on LAT	₩ 1,106,606	₩ 1,563,571